Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Summary of Fair Value and Carrying Value of Convertible Notes	The fair value and carrying value of the convertible notes were as follows at June 30, 2019 ($000):

	Fair Value	Carrying Value
Convertible notes	$365,700	$301,141

Summary by Level of Fair Value of Financial Instruments Measured on Recurring Basis
The following tables provide a summary by level of the fair value of financial instruments that are measured on a recurring basis as of June 30, 2019 and 2018 ($000):

	Fair Value Measurements at June 30, 2019 Using:
	June 30, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign currency forward contracts	$139	$—	$139	$—
Contingent earnout arrangements	4,397	—	—	4,397
Net put option	2,024	—	—	2,024

	Fair Value Measurements at June 30, 2018 Using:
	June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency forward contracts	$121	$—	$121	$—

Liabilities:
Contingent earnout arrangements	5,405	—	—	5,405
Net put option	2,024	—	—	2,024

Reconciliation of Beginning and Ending Fair Value Measurements of Level Three Contingent Earnout Arrangements Related to Company's Acquisitions
The following table presents a reconciliation of the beginning and ending fair value measurements of the Company’s level 3 contingent earnout arrangements related to the Company’s acquisitions and the net put option relating to the purchase of the equity investment in November 2017 ($000):

Significant
Unobservable Inputs
(Level 3)
Balance at July 1, 2018	$7,429

Activity:
Payments	(4,524)
Changes in fair value recorded in other expense (income), net	(881)
Other earnout arrangements	4,397

Balance at June 30, 2019	$6,421